FVM - Movements of level 3 instruments (Narrative) (Detail) SFr in Billions	12 Months Ended
Dec. 31, 2017 CHF (SFr)
Disclosure Of Fair Value Measurement [Line Items]
Transfers Into Level 3 Of Fair Value Hierarchy Assets	SFr 1.4
Transfers Out Of Level 3 Of Fair Value Hierarchy Assets	SFr 1.1
Description Of Reasons For Transfers Into Level 3 Of Fair Value Hierarchy Assets	Transfers into Level 3 were primarily comprised of investment fund units and equity / index contracts, due to decreased observability of the respective net asset value and equity volatility inputs.
Description Of Reasons For Transfers Out Of Level 3 Of Fair Value Hierarchy Assets	Transfers out of Level 3 were primarily comprised of credit derivative and equity / index contracts, reflecting increased observability of the respective credit spread and equity volatility inputs.
Transfers Into Level 3 Of Fair Value Hierarchy Liabilities	SFr 1.8
Transfers Out Of Level 3 Of Fair Value Hierarchy Liabilities	SFr 3.2
Description Of Reasons For Transfers Into Level 3 Of Fair Value Hierarchy Liabilities	Transfers into Level 3 were primarily comprised of equity-linked issued debt instruments and equity / index contracts, due to decreased observability of the respective equity volatility inputs used to determine the fair value of the options embedded in these structures.
Description Of Reasons For Transfers Out Of Level 3 Of Fair Value Hierarchy Liabilities	Transfers out of Level 3 were primarily comprised of equity-linked issued debt instruments and credit derivative contracts resulting from changes in the availability of the observable equity volatility and credit spread inputs used to determine the fair value of the options embedded in these structures.
UBS AG
Disclosure Of Fair Value Measurement [Line Items]
Transfers Into Level 3 Of Fair Value Hierarchy Assets	SFr 1.4
Transfers Out Of Level 3 Of Fair Value Hierarchy Assets	SFr 1.1
Description Of Reasons For Transfers Into Level 3 Of Fair Value Hierarchy Assets	Transfers into Level 3 were primarily comprised of investment fund units and equity / index contracts, due to decreased observability of the respective net asset value and equity volatility inputs.
Description Of Reasons For Transfers Out Of Level 3 Of Fair Value Hierarchy Assets	Transfers out of Level 3 were primarily comprised of credit derivative and equity / index contracts, reflecting increased observability of the respective credit spread and equity volatility inputs.
Transfers Into Level 3 Of Fair Value Hierarchy Liabilities	SFr 1.8
Transfers Out Of Level 3 Of Fair Value Hierarchy Liabilities	SFr 3.2
Description Of Reasons For Transfers Into Level 3 Of Fair Value Hierarchy Liabilities	Transfers into Level 3 were primarily comprised of equity-linked issued debt instruments and equity / index contracts, due to decreased observability of the respective equity volatility inputs used to determine the fair value of the options embedded in these structures.
Description Of Reasons For Transfers Out Of Level 3 Of Fair Value Hierarchy Liabilities	Transfers out of Level 3 were primarily comprised of equity-linked issued debt instruments and credit derivative contracts resulting from changes in the availability of the observable equity volatility and credit spread inputs used to determine the fair value of the options embedded in these structures.